Shareholders' Equity (Tables)	6 Months Ended
Jun. 30, 2026
Shareholders’ Equity [Abstract]
Schedule of Warrants and Pre-Funded Warrants Outstanding

The following is a summary of the Warrants and Pre-Funded Warrants outstanding as of June 30, 2026:

	Number of warrants outstanding	Exercise price	Expiration date
Rights offering Warrants	323,100	$30.0	August 1, 2030
Rights offering Pre-Funded Warrants	1,306	$0.003	-
Series B Warrants (1)	133,334	$3.00	June 18, 2031
Series B Warrants	133,333	$16.5	March 26, 2031
Series C Warrants (1)	133,333	$3.00	June 18, 2027
Series C Warrants	133,334	$16.5	March 26, 2027
Series D Warrants	1,833,334	$3.00	June 17, 2031
Series E Warrants	1,833,334	$3.00	June 17, 2027
Pre-Funded Warrants (2)	1,833,334	$0.0001	-

(1)	See Note 3(c)
(2)	See Note 11- Subsequent events for further information regarding pre-funded warrants exercise after period end.